UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                        March 29, 2006 to April 25, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through
         Certificates, Series 2006-FRE2.   The  distribution  report is
         attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on April 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                              Date:    May 3, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1          Monthly report distributed to holders of J.P. Morgan
                 Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2.relating to the
                 April 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE2
                               April 25, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                     9
Delinquency Trend Group                                                      10
Bankruptcies                                                                 11
Foreclosures                                                                 12
REO Properties                                                               13
REO Property Scheduled Balance                                               14
Principal Payoffs by Group occurred in this Distribution                     14
Realized Loss Group Report                                                   15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  A1      267,476,000.00     267,476,000.00    8,662,115.23     1,003,412.14    9,665,527.37     0.00      0.00     258,813,884.77
  A2      205,034,000.00     205,034,000.00   17,797,297.81       752,251.29   18,549,549.10     0.00      0.00     187,236,702.19
  A3      221,945,000.00     221,945,000.00            0.00       832,606.69      832,606.69     0.00      0.00     221,945,000.00
  A4       25,365,000.00      25,365,000.00            0.00        96,676.41       96,676.41     0.00      0.00      25,365,000.00
  M1       46,966,000.00      46,966,000.00            0.00       181,824.64      181,824.64     0.00      0.00      46,966,000.00
  M2       34,505,000.00      34,505,000.00            0.00       134,100.58      134,100.58     0.00      0.00      34,505,000.00
  M3       21,087,000.00      21,087,000.00            0.00        82,110.88       82,110.88     0.00      0.00      21,087,000.00
  M4       17,732,000.00      17,732,000.00            0.00        70,509.70       70,509.70     0.00      0.00      17,732,000.00
  M5       16,773,000.00      16,773,000.00            0.00        66,947.92       66,947.92     0.00      0.00      16,773,000.00
  M6       15,815,000.00      15,815,000.00            0.00        64,310.27       64,310.27     0.00      0.00      15,815,000.00
  M7       14,377,000.00      14,377,000.00            0.00        63,854.15       63,854.15     0.00      0.00      14,377,000.00
  M8       13,419,000.00      13,419,000.00            0.00        61,612.13       61,612.13     0.00      0.00      13,419,000.00
  M9       10,064,000.00      10,064,000.00            0.00        53,755.95       53,755.95     0.00      0.00      10,064,000.00
  M10      10,543,000.00      10,543,000.00            0.00        57,895.94       57,895.94     0.00      0.00      10,543,000.00
  M11       9,585,000.00       9,585,000.00            0.00        52,635.16       52,635.16     0.00      0.00       9,585,000.00
  P               100.00             100.00            0.00       169,215.54      169,215.54     0.00      0.00             100.00
  R               100.00             100.00            0.00             0.00            0.00     0.00      0.00             100.00
  TOTALS  930,686,200.00     930,686,200.00   26,459,413.04     3,743,719.39   30,203,132.43     0.00      0.00     904,226,786.96
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
   C      958,481,913.00     958,481,913.00            0.00     1,923,742.42    1,923,742.42     0.00      0.00     932,022,662.21
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                           BEGINNING                                                                  ENDING             PASS-THRU
 CLASS        CUSIP        PRINCIPAL        PRINCIPAL            INTEREST              TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
 A1         46626LGX2     1,000.00000000   32.38464472           3.75141000          36.13605471      967.61535528      5.001880%
 A2         46626LGY0     1,000.00000000   86.80169050           3.66890999          90.47060049      913.19830950      4.891880%
 A3         46626LGZ7     1,000.00000000    0.00000000           3.75140999           3.75140999    1,000.00000000      5.001880%
 A4         46626LHA1     1,000.00000000    0.00000000           3.81140982           3.81140982    1,000.00000000      5.081880%
 M1         46626LHB9     1,000.00000000    0.00000000           3.87140996           3.87140996    1,000.00000000      5.161880%
 M2         46626LHC7     1,000.00000000    0.00000000           3.88641009           3.88641009    1,000.00000000      5.181880%
 M3         46626LHD5     1,000.00000000    0.00000000           3.89390999           3.89390999    1,000.00000000      5.191880%
 M4         46626LHE3     1,000.00000000    0.00000000           3.97640988           3.97640988    1,000.00000000      5.301880%
 M5         46626LHF0     1,000.00000000    0.00000000           3.99141000           3.99141000    1,000.00000000      5.321880%
 M6         46626LHG8     1,000.00000000    0.00000000           4.06640974           4.06640974    1,000.00000000      5.421880%
 M7         46626LHH6     1,000.00000000    0.00000000           4.44140989           4.44140989    1,000.00000000      5.921880%
 M8         46626LHJ2     1,000.00000000    0.00000000           4.59140994           4.59140994    1,000.00000000      6.121880%
 M9         46626LHK9     1,000.00000000    0.00000000           5.34140998           5.34140998    1,000.00000000      7.121880%
 M10        46626LHL7     1,000.00000000    0.00000000           5.49141041           5.49141041    1,000.00000000      7.321880%
 M11        46626LHM5     1,000.00000000    0.00000000           5.49140949           5.49140949    1,000.00000000      7.321880%
 P            N/A         1,000.00000000    0.00000000   1,692,155.40000000   1,692,155.40000000    1,000.00000000      0.000000%
 R            N/A         1,000.00000000    0.00000000           0.00000000           0.00000000    1,000.00000000      0.000000%
 TOTALS                   1,000.00000000   28.43000470           4.02253669          32.45254139      971.56999530
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                           BEGINNING                                                                  ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
 C            N/A         1,000.00000000    0.00000000           2.00707222           2.00707222      972.39462693      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:
Scheduled Principal Payments (Total)                                                                             452,432.70
   Group 1                                                                                                       177,567.90
   Group 2                                                                                                       274,864.80

Principal Prepayments (Total)                                                                                 25,096,927.07
   Group 1                                                                                                     8,197,536.50
   Group 2                                                                                                    16,498,199.63

Curtailments (Total)                                                                                             508,063.25
   Group 1                                                                                                         3,543.87
   Group 2                                                                                                       504,519.38

Curtailment Interest Adjustments (Total)                                                                               0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Repurchase Principal (Total)                                                                                           0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Substitution Amounts (Total)                                                                                           0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Net Liquidation Proceeds (Total)                                                                                       0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Other Principal Adjustments (Total)                                                                              401,827.76
   Group 1                                                                                                       152,074.49
   Group 2                                                                                                       249,753.27

Non Recoverable Principal Advances (Total)                                                                             0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Interest Funds:

Gross Interest                                                                                                 6,393,497.71
   Group 1                                                                                                     2,377,592.53
   Group 2                                                                                                     4,015,905.18

Servicing Fees                                                                                                   399,367.46
   Group 1                                                                                                       148,399.93
   Group 2                                                                                                       250,967.53

Trustee Fees                                                                                                       3,194.91
   Group 1                                                                                                         1,187.19
   Group 2                                                                                                         2,007.72

Custodian Fee                                                                                                      1,597.47
   Group 1                                                                                                           593.60
   Group 2                                                                                                         1,003.87

Trust Oversight Manager Fees                                                                                      11,981.02
   Group 1                                                                                                         4,452.00
   Group 2                                                                                                         7,529.03

Non Recoverable Interest Advances (Total)                                                                              0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Interest Adjustments from Prior Periods                                                                                0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                        26
   Group 1                                                                                                               11
   Group 2                                                                                                               15

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                             5,308,621.00
   Group 1                                                                                                     1,610,262.51
   Group 2                                                                                                     3,698,358.49

Amount of Prepayment Penalties Collected                                                                         169,215.54
   Group 1                                                                                                        56,110.38
   Group 2                                                                                                       113,105.16

Available Remittance Amount                                                                                   32,035,416.69

Principal Remittance Amount (Total)                                                                           26,058,059.84
   Group 1                                                                                                     8,530,722.76
   Group 2                                                                                                    17,527,337.08

Interest Remittance Amount (Total)                                                                             5,977,356.85
   Group 1                                                                                                     2,222,959.81
   Group 2                                                                                                     3,754,397.03


Pool Detail:

Beginning Number of Loans Outstanding                                                                                 4,569
   Group 1                                                                                                            1,843
   Group 2                                                                                                            2,726

Ending Number of Loans Outstanding                                                                                    4,460
   Group 1                                                                                                            1,798
   Group 2                                                                                                            2,662

Beginning Aggregate Loan Balance                                                                             958,481,913.23
   Group 1                                                                                                   356,159,897.74
   Group 2                                                                                                   602,322,015.49

Ending Aggregate Loan Balance                                                                                932,022,662.44
   Group 1                                                                                                   347,477,100.49
   Group 2                                                                                                   584,545,561.95

Current Advances                                                                                                       0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Aggregate Advances                                                                                                     0.00
   Group 1                                                                                                             0.00
   Group 2                                                                                                             0.00

Weighted Average Remaining Term To Maturity                                                                          354.37
   Group 1                                                                                                           355.00
   Group 2                                                                                                           354.00

Weighted Average Net Mortgage Rate                                                                                 7.38618%
   Group 1                                                                                                         7.40399%
   Group 2                                                                                                         7.37565%


Delinquent Mortgage Loans
   Group 1
        Category             Number         Principal Balance       Percentage
         1 Month               14              3,202,813.71               0.92%
         2 Month               19              3,729,964.49               1.07%
         3 Month               0                       0.00               0.00%
          Total                33              6,932,778.20               2.00%

Delinquent Mortgage Loans
   Group 2
        Category             Number         Principal Balance       Percentage
         1 Month               34              9,293,479.35               1.59%
         2 Month               24              6,249,824.04               1.07%
         3 Month               0                       0.00               0.00%
          Total                58             15,543,303.39               2.66%

   * Delinquent Bankruptcies and Foreclosures are not included in the table above.



Bankruptcies
        Group Number         Number of Loans        Principal Balance      Percentage
                 1                  0                     0.00                0.00%
                 2                  0                     0.00                0.00%
            Total                   0                     0.00                0.00%


        Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                               0
Principal Balance of Bankruptcy Loans that are Current                                                                 0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                    0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                      0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                     0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                    0.00
Total Number of Bankruptcy Loans                                                                                          0
Total Principal Balance of Bankruptcy Loans                                                                            0.00

        Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                               0
Principal Balance of Bankruptcy Loans that are Current                                                                 0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                    0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                      0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                     0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                    0.00
Total Number of Bankruptcy Loans                                                                                          0
Total Principal Balance of Bankruptcy Loans                                                                            0.00



Foreclosures
        Group Number         Number of Loans        Principal Balance      Percentage
                1                   0                     0.00                0.00%
                2                   0                     0.00                0.00%
           Total                    0                     0.00                0.00%

        Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                              0
Principal Balance of Foreclosure Loans that are Current                                                                0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                     0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                    0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Foreclosure Loans                                                                                         0
Total Principal Balance of Foreclosure Loans                                                                           0.00

        Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                              0
Principal Balance of Foreclosure Loans that are Current                                                                0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                     0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                    0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Foreclosure Loans                                                                                         0
Total Principal Balance of Foreclosure Loans                                                                           0.00



REO Properties
        Group Number         Number of Loans        Principal Balance      Percentage
                 1                  0                     0.00                0.00%
                 2                  0                     0.00                0.00%
            Total                   0                     0.00                0.00%

        Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                      0
Principal Balance of REO Loans that are Current                                                                        0.00
Number of REO Loans that are 1 Month Delinquent                                                                           0
Principal Balance of REO Loans that are 1 Month Delinquent                                                             0.00
Number of REO Loans that are 2 Months Delinquent                                                                          0
Principal Balance of REO Loans that are 2 Months Delinquent                                                            0.00
Number of REO Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                           0.00
Total Number of REO Loans                                                                                                 0
Total Principal Balance of REO Loans                                                                                   0.00

        Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                      0
Principal Balance of REO Loans that are Current                                                                        0.00
Number of REO Loans that are 1 Month Delinquent                                                                           0
Principal Balance of REO Loans that are 1 Month Delinquent                                                             0.00
Number of REO Loans that are 2 Months Delinquent                                                                          0
Principal Balance of REO Loans that are 2 Months Delinquent                                                            0.00
Number of REO Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                           0.00
Total Number of REO Loans                                                                                                 0
Total Principal Balance of REO Loans                                                                                   0.00



REO Property Scheduled Balance
        Group Number         Loan Number            REO Date               Schedule Principal Balance
                                                                                     0.00
            Total                                                                    0.00



Principal Payoffs by Group occurred in this Distribution
        Group Number         Number of Loans        Principal Balance      Percentage
                 1                  0                     8,349,610.99              2.40%
                 2                  0                    16,747,316.08              2.87%
            Total                   0                    25,096,927.07              2.69%



Realized Loss Group Report                                                                    Balance of           Net Liquidation
        Group Number         Current Loss           Cumulative Loss      Ending Balance       Liquidated Loans     Proceeds
              1               152,074.49             152,074.49          347,477,100.49             0.00               0.00
              2               249,116.45             249,116.45          584,545,561.95             0.00               0.00
            TOTAL             401,190.94             401,190.94          932,022,662.44             0.00               0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                   401,190.94
   Group 1                                                                                                       152,074.49
   Group 2                                                                                                       249,116.45

Cumulative Realized Losses - Reduced by Recoveries                                                               401,190.94
   Group 1                                                                                                       152,074.49
   Group 2                                                                                                       249,116.45

Current Applied Losses                                                                                                 0.00
Cumulative Applied Losses                                                                                              0.00
Trigger Event                                                                                                           YES
TEST I - Trigger Event Occurrence                                                                                        NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                             1.07077%
32.25% of Senior Enhancement Percentage                                                                            8.25822%
OR
TEST II - Trigger Event Occurrence                                                                                      YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                               0.04186%
Required Cumulative Loss %                                                                                         0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                         27,795,975.48
Ending Overcollateralization Amount                                                                           27,795,975.48
Ending Overcollateralization Deficiency                                                                                0.00
Overcollateralization Release Amount                                                                                   0.00
Monthly Excess Interest                                                                                        2,325,095.62
Payment to Class C                                                                                             1,923,742.42
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                      0.00
   Class A-1                                                                                                           0.00
   Class A-2                                                                                                           0.00
   Class A-3                                                                                                           0.00
   Class A-4                                                                                                           0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Interest Carryforward Amount Paid This Period                                                                          0.00
   Class A-1                                                                                                           0.00
   Class A-3                                                                                                           0.00
   Class A-2                                                                                                           0.00
   Class A-4                                                                                                           0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Remaining Interest Carryforward Amount
   Class A-1                                                                                                           0.00
   Class A-2                                                                                                           0.00
   Class A-3                                                                                                           0.00
   Class A-4                                                                                                           0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00


Swap Account:

Net Swap Payment Due                                                                                              77,757.35
Net Swap Payment Paid                                                                                             77,757.35
Net Swap Receipt Due                                                                                                   0.00

Beginning Balance                                                                                                  1,000.00
Additions to the Swap Account                                                                                     77,757.35
Withdrawals from the Swap Account                                                                                 77,757.35
Ending Balance                                                                                                     1,000.00


Basis Risk Reserve Fund Account:

Beginning Balance                                                                                                  1,000.00
Additions to the Basis Risk Reserve Fund                                                                               0.00
Dividend Earnings on the Basis Risk Reserve Fund                                                                       0.00
Withdrawals from the Basis Risk Reserve Fund                                                                           0.00
Ending Balance                                                                                                     1,000.00


Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
   Class A-1                                                                                                           0.00
   Class A-2                                                                                                           0.00
   Class A-3                                                                                                           0.00
   Class A-4                                                                                                           0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Interest Carryover Amount Paid This Period
   Class A-1                                                                                                           0.00
   Class A-2                                                                                                           0.00
   Class A-3                                                                                                           0.00
   Class A-4                                                                                                           0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Remaining Interest Carryover Amount
   Class A-1                                                                                                           0.00
   Class A-2                                                                                                           0.00
   Class M-1                                                                                                           0.00
   Class A-3                                                                                                           0.00
   Class A-4                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                  0.00
Prepayment Interest Shortfall Allocated to Class C                                                                     0.00

Total Relief Act Interest Shortfall occurred this distribution                                                         0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                  0.00
Relief Act Interest Shortfall Allocated to Class C                                                                     0.00

Available Net Funds Cap to Libor Certificates                                                                      8.206866

One-Month LIBOR for Such Distribution Date                                                                         4.821880

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
   Class A-1                                                                                                       5.001880
   Class A-2                                                                                                       4.891880
   Class A-3                                                                                                       5.001880
   Class A-4                                                                                                       5.081880
   Class M-1                                                                                                       5.161880
   Class M-2                                                                                                       5.181880
   Class M-3                                                                                                       5.191880
   Class M-4                                                                                                       5.301880
   Class M-5                                                                                                       5.321880
   Class M-6                                                                                                       5.421880
   Class M-7                                                                                                       5.921880
   Class M-8                                                                                                       6.121880
   Class M-9                                                                                                       7.121880
   Class M-10                                                                                                      7.321880
   Class M-11                                                                                                      7.321880


Deferred Amounts  Detail:  (Reduction of  Certificate  Principal  Amounts due to
     Applied Loss  Amounts)  Deferred  Amount with respect to such  Distribution
     Date  Class M-1 0.00 Class M-2 0.00 Class M-3 0.00 Class M-4 0.00 Class M-5
     0.00 Class M-6 0.00 Class M-7 0.00 Class M-8 0.00 Class M-9 0.00 Class M-10
     0.00 Class M-11 0.00

Deferred Amount Paid This Period                                                                                       0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Deferred Amount Occurred This Period                                                                                   0.00
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Remaining Deferred Amount
   Class M-1                                                                                                           0.00
   Class M-2                                                                                                           0.00
   Class M-3                                                                                                           0.00
   Class M-4                                                                                                           0.00
   Class M-5                                                                                                           0.00
   Class M-6                                                                                                           0.00
   Class M-7                                                                                                           0.00
   Class M-8                                                                                                           0.00
   Class M-9                                                                                                           0.00
   Class M-10                                                                                                          0.00
   Class M-11                                                                                                          0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.